Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of patents and software

(amounts in thousands of euros)	Patents	Software	Total
GROSS VALUES
Statement of financial position for December 31, 2021	3,652	32	3,684
Acquisition	90	—	90
Transfer	(2)	—	(2)
Statement of financial position for December 31, 2022	3,740	32	3,772
Acquisition	180	—	—
Transfer	—	—	—
Statement of financial position for Sunday, December 31, 2023	3,920	32	3,952

AMORTIZATION
Statement of financial position for December 31, 2021	895	32	927
Increase	190	—	190
Decrease	—	—	—
Statement of financial position for December 31, 2022	1,085	32	1,117
Increase	198	—	198
Decrease	—	—	—
Statement of financial position for December 31, 2023	1,283	32	1,315

NET BOOK VALUES
On December 31, 2021	2,757	—	2,757
On December 31, 2022	2,655	—	2,655
On December 31, 2023	2,637	—	2,637